UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                 Boston, MA           February 25, 2013
            -------------                 ----------           -----------------
            [Signature]                   [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number      Name
      028-03222                 John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      14

Form 13F Information Table Value Total:                   US $66,126 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                       Shares
                                                    CUSIP     Value    or Prn   SH/ Put/    Investment  Other     VOTING AUTHORITY
Name of Issuer                    Title of Class    Number  (x$1000)   Amount   PRN Call    Discretion  Manager  SOLE   SHARED  NONE
AMR CORP                          COM             001765106     109    3,597    SH          DEFINED      1        3,597       0  0
ALCATEL-LUCENT                    COM             013904305       0        2    SH          DEFINED      1            2       0  0
AMPEX                             COM             032092306     194    9,320    SH          DEFINED      1        9,320       0  0
CISCO                             COM             17275R102     668   24,456    SH          DEFINED      1            0  24,456  0
ENERPLUS RESOURCES                COM             29274D604  13,251  304,552    SH          DEFINED      1      304,552       0  0
HAWAIIAN HOLDINGS                 COM             419879101   2,561  534,689    SH          DEFINED      1      534,689       0  0
HUNTSMAN CORP                     COM             447011107   7,784  410,971    SH          DEFINED      1      410,971       0  0
LILY ELI & CO                     COM             532457108      73    1,404    SH          DEFINED      1        1,404       0  0
NAVISTAR INTL CORP                COM             63934E108   1,070   31,997    SH          DEFINED      1       31,997       0  0
PORTLAND GEN ELEC CO              COM             736508847   3,744  137,662    SH          DEFINED      1      137,662       0  0
RANGE RESOURCES                   COM             541509303   6,822  248,690    SH          DEFINED      1      248,690       0  0
SAVVIS INC                        COM             805423308     478   13,396    SH          DEFINED      1            0  13,396  0
UAL CORP                          CL A            902549807  29,228  665,906    SH          DEFINED      1      665,906       0  0
VELOCITY EXPRESS CORP             SPONSORED ADR   92257T608     144  104,393    SH          DEFINED      1      104,393       0  0